Identified Intangible Assets - Summary of Changes in Identified Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Beginning balance, Cost	$ 9,512	$ 9,978
Beginning balance, Accumulated amortization/impairment	(2,169)	(1,188)
Beginning balance, Book value	7,343	8,790
Changes in book value:
Acquisitions/additions	78	299
Transfer to assets held for sale		(138)
Amortization	(1,539)	(1,507)
Impairment	(23)	(89)
Translation differences	4	(12)
Total changes	(1,480)	(1,447)
Ending balance, Cost	9,335	9,512	$ 9,978
Ending balance, Accumulated amortization/impairment	(3,472)	(2,169)	(1,188)
Ending balance, Book value	5,863	7,343	8,790
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance, Cost	9,397	9,832
Beginning balance, Accumulated amortization/impairment	(2,079)	(1,083)
Beginning balance, Book value	7,318	8,749
Changes in book value:
Acquisitions/additions	68	289
Transfer to assets held for sale		(138)
Amortization	(1,518)	(1,483)
Impairment	(23)	(89)
Translation differences	4	(10)
Total changes	(1,469)	(1,431)
Ending balance, Cost	9,227	9,397	9,832
Ending balance, Accumulated amortization/impairment	(3,378)	(2,079)	(1,083)
Ending balance, Book value	5,849	7,318	8,749
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance, Cost	115	146
Beginning balance, Accumulated amortization/impairment	(90)	(105)
Beginning balance, Book value	25	41
Changes in book value:
Acquisitions/additions	10	10
Amortization	(21)	(24)	(26)
Translation differences		(2)
Total changes	(11)	(16)
Ending balance, Cost	108	115	146
Ending balance, Accumulated amortization/impairment	(94)	(90)	(105)
Ending balance, Book value	$ 14	$ 25	$ 41